Board of Directors, Senior Management and Key management personnel (Details) CLF in Thousands, $ in Thousands			12 Months Ended
	Apr. 25, 2025 CLF	Apr. 25, 2024 CLF	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Board Of Directors, Senior Management And Key Management Personnel [Line Items]
Key management personnel compensation	CLF 600	CLF 600	$ 31,170	$ 26,621
Key Management Personnel
Board Of Directors, Senior Management And Key Management Personnel [Line Items]
Key management personnel compensation			$ 47,109	$ 31,061	$ 37,418